Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 1		$ 12,278,500
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 2		0.18
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 3		(9,218,300)
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 4		0.20
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 5		2,369,600
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 6		0.10
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 7		5,429,800
Stock Options And Warrants Schedule Of Share-based Compensation, Warrants, Activity 8		0.12
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	5,429,800
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.20
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(1,126,500)
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.20
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	15,357,800
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.13
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	$ 19,661,100
Stock Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.15